                                          OPPENHEIMER SPECIAL VALUE FUND
                                     Supplement dated February 13, 2003 to the
                              Prospectus dated February 28, 2002 revised May 28, 2002

         The Prospectus is changed as follows:

1.       Shares of the Fund are not currently being offered for sale.

February 13, 2003                                                                               PSO595.006

                                          OPPENHEIMER SPECIAL VALUE FUND
                                     Supplement dated February 13, 2003 to the
                  Statement of Additional Information dated February28, 2002 revised May 23, 2002

         The Statement of Additional Information is changed as follows:

1.       Shares of the Fund are not currently being offered for sale.

February 13, 2003                                                                               PXO595.008